Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	85 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	65.87%	23.83%		14.98%
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	74.11%	24.68%		15.08%
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	61.80%	19.57%		12.79%
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	69.97%	20.37%		12.77%
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	77.18%	21.87%		16.58%
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	86.06%	22.71%		16.69%
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	58.44%	22.11%		16.75%
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	66.25%	22.95%		16.86%
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	73.04%	22.83%		17.15%
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	81.65%	23.66%		17.25%
Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (with sales charge)
Average Annual Return, Percent	71.91%	23.67%		14.82%
Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (with sales charge)
Average Annual Return, Percent	80.04%	24.22%		14.64%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	76.00%	25.31%		15.66%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	75.11%	24.68%		15.08%
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	76.44%	25.62%		15.95%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	71.69%	20.98%		13.45%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	70.97%	20.37%		12.77%
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	72.16%	21.25%		13.61%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	88.00%	23.32%		17.28%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	87.06%	22.71%		16.69%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	88.83%	23.88%		17.81%
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	88.47%	23.63%		17.57%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	68.10%	23.57%		17.45%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	67.25%	22.95%		16.86%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	68.85%	24.13%		17.98%
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	68.52%	23.88%		17.74%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	83.60%	24.29%		17.84%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	82.65%	23.66%		17.25%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	84.40%	24.84%		18.38%
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	84.08%	24.59%		18.14%
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	7.05%	1.88%		2.98%
Without Sales Load [Member] | Advisor Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class A (without sales charge)
Average Annual Return, Percent	82.36%	25.14%		15.50%
Without Sales Load [Member] | Advisor Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class C (without sales charge)
Average Annual Return, Percent	81.04%	24.22%		14.64%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	82.86%	25.47%		15.79%
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	82.47%	25.25%	20.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	29.57%	17.49%		16.20%
NASDAQ Composite Index Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Average Annual Return, Percent	28.64%	16.57%		15.09%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	29.57%	17.49%		16.20%
NASDAQ Composite Index Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Average Annual Return, Percent	28.64%	16.57%		15.09%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	29.57%	17.49%		16.20%
NASDAQ Composite Index Price [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index Price
Average Annual Return, Percent	28.64%	16.57%		15.09%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.49%	10.06%		9.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	8.70%	8.36%		8.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	8.70%	8.36%		8.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	8.70%	8.36%		8.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	8.70%	8.36%		8.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	3.82%	4.73%		5.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	3.82%	4.73%		5.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	3.82%	4.73%		5.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	3.82%	4.73%		5.20%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Bloomberg U.S. High Yield Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield Corporate Bond Index
Average Annual Return, Percent	8.19%	4.21%		5.17%
CBOE S&P 500 PutWrite Index (PUT) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 PutWrite Index (PUT)
Average Annual Return, Percent	17.84%	9.12%		7.70%
Cboe S&P 500 BuyWrite Monthly Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Monthly Index
Average Annual Return, Percent	20.12%	6.88%		6.94%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%	13.82%